UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Kaintuck Capital
Address:  28 State Street. 40th St.
          Boston, MA 02109

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      July 23, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    10869

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ABB LTD  ZUERICH  ADR          ADRS STOCKS      000375204      631    40000 SH       SOLE                  40000        0        0
D ADOBE SYS INC  COM STK         COMMON STOCK     00724F101      481    17000 SH       SOLE                  17000        0        0
D AERCAP HOLDINGS  COM STK       COMMON STOCK     N00985106      303    42000 SH       SOLE                  42000        0        0
D AIRVANA INC                    COMMON STOCK     00950V101      190    30000 SH       SOLE                  30000        0        0
D APPLE INC  COM STK             COMMON STOCK     037833100      855     6000 SH       SOLE                   6000        0        0
D BORGWARNER INC  COM STK        COMMON STOCK     099724106      635    18600 SH       SOLE                  18600        0        0
D BROADCOM CORP CL A COM STK     COMMON STOCK     111320107      744    30000 SH       SOLE                  30000        0        0
D CHICOS FAS INC  COM STK        COMMON STOCK     168615102      632    65000 SH       SOLE                  65000        0        0
D CHIPOTLE MEXICAN GRILL INC COM COMMON STOCK     169656105      400     5000 SH       SOLE                   5000        0        0
D CISCO SYSTEMS INC  COM STK     COMMON STOCK     17275R102      373    20000 SH       SOLE                  20000        0        0
D CORNING INC  COM STK           COMMON STOCK     219350105      646    40200 SH       SOLE                  40200        0        0
D COVANTA HOLDING CORP DELAWARE  COMMON STOCK     22282E102      288    17000 SH       SOLE                  17000        0        0
D EQUINIX INC  COM STK           COMMON STOCK     29444U502      582     8000 SH       SOLE                   8000        0        0
D FIRST SOLAR INC                COMMON STOCK     336433107      681     4200 SH       SOLE                   4200        0        0
D FPL GROUP INC  COM STK         COMMON STOCK     302571104      341     6000 SH       SOLE                   6000        0        0
D INTEL CORP  COM STK            COMMON STOCK     458140100      417    25200 SH       SOLE                  25200        0        0
D LAZARD LTD COM                 COMMON STOCK     G54050102      406    15100 SH       SOLE                  15100        0        0
D LEVEL 3 COMMUNICATIO NS INC CO COMMON STOCK     52729N100       30    20000 SH       SOLE                  20000        0        0
D MONSANTO CO (NEW)  COM STK     COMMON STOCK     61166W101      299     4025 SH       SOLE                   4025        0        0
D NETLOGIC MICRSYS               COMMON STOCK     64118B100      547    15000 SH       SOLE                  15000        0        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103      696    15400 SH       SOLE                  15400        0        0
D QUANTA SVCS INC  COM STK       COMMON STOCK     74762E102      347    15000 SH       SOLE                  15000        0        0
D SPX CORP  COM STK              COMMON STOCK     784635104      345     7050 SH       SOLE                   7050        0        0
S REPORT SUMMARY                 23 DATA RECORDS               10869        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED